July 22, 2011

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:	COUNTRY Investors Life Assurance Company
       COUNTRY Investors Variable Annuity Account
       Post-Effective Amendment No. 15 to Form N-4 (File No. 333-104424)

Commissioners:

On behalf of COUNTRY Investors Life Assurance Company and COUNTRY Investors Variable Annuity Account ("Account"), we hereby certify, pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933, that the form of prospectus supplement dated July 18, 2011, to the prospectus dated May 1, 2011, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the prospectus supplement contained in the most recent post-effective amendment ("Amendment") to the registration statement on Form N-4 for the Account. That Amendment was filed electronically with the Securities and Exchange Commission on July 18, 2011.

Please contact the undersigned at 515-226-6708 if you have any questions about this filing.

Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan